Average Annual Total Returns	Prospectus #1 Delaware Small Cap Core Fund Russell 2000® 1 year	Prospectus #1 Delaware Small Cap Core Fund Russell 2000® 5 years	Prospectus #1 Delaware Small Cap Core Fund Russell 2000® 10 years or lifetime	Prospectus #1 Delaware Small Cap Core Fund Class A 1 year	Prospectus #1 Delaware Small Cap Core Fund Class A 5 years	Prospectus #1 Delaware Small Cap Core Fund Class A 10 years or lifetime	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Small Cap Core Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #1 Delaware Small Cap Core Fund Class C 1 year	Prospectus #1 Delaware Small Cap Core Fund Class C 5 years	Prospectus #1 Delaware Small Cap Core Fund Class C 10 years or lifetime	Prospectus #1 Delaware Small Cap Core Fund Class R 1 year	Prospectus #1 Delaware Small Cap Core Fund Class R 5 years	Prospectus #1 Delaware Small Cap Core Fund Class R 10 years or lifetime	Prospectus #1 Delaware Small Cap Core Fund Institutional Class 1 year	Prospectus #1 Delaware Small Cap Core Fund Institutional Class 5 years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class 10 years or lifetime	Prospectus #1 Delaware Small Cap Core Fund Class R6 1 year	Prospectus #1 Delaware Small Cap Core Fund Class R6 5 years	Prospectus #1 Delaware Small Cap Core Fund Class R6 Lifetime	Prospectus #1 Delaware Small Cap Core Fund Class R6 Inception Date	Prospectus #2 Delaware Small Cap Value Fund Russell 2000® Value Index 1 year	Prospectus #2 Delaware Small Cap Value Fund Russell 2000® Value Index 5 years	Prospectus #2 Delaware Small Cap Value Fund Russell 2000® Value Index 10 years or lifetime	Prospectus #2 Delaware Small Cap Value Fund Class A 1 year	Prospectus #2 Delaware Small Cap Value Fund Class A 5 years	Prospectus #2 Delaware Small Cap Value Fund Class A 10 years or lifetime	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Small Cap Value Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #2 Delaware Small Cap Value Fund Class C 1 year	Prospectus #2 Delaware Small Cap Value Fund Class C 5 years	Prospectus #2 Delaware Small Cap Value Fund Class C 10 years or lifetime	Prospectus #2 Delaware Small Cap Value Fund Class R 1 year	Prospectus #2 Delaware Small Cap Value Fund Class R 5 years	Prospectus #2 Delaware Small Cap Value Fund Class R 10 years or lifetime	Prospectus #2 Delaware Small Cap Value Fund Institutional Class 1 year	Prospectus #2 Delaware Small Cap Value Fund Institutional Class 5 years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class 10 years or lifetime	Prospectus #2 Delaware Small Cap Value Fund Class R6 1 year	Prospectus #2 Delaware Small Cap Value Fund Class R6 5 years	Prospectus #2 Delaware Small Cap Value Fund Class R6 Lifetime	Prospectus #2 Delaware Small Cap Value Fund Class R6 Inception Date	Prospectus #3 Delaware Wealth Builder Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 1 year	Prospectus #3 Delaware Wealth Builder Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 5 years	Prospectus #3 Delaware Wealth Builder Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 10 years or lifetime	Prospectus #3 Delaware Wealth Builder Fund Class A 1 year	Prospectus #3 Delaware Wealth Builder Fund Class A 5 years	Prospectus #3 Delaware Wealth Builder Fund Class A 10 years or lifetime	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions 1 year	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions 5 years	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #3 Delaware Wealth Builder Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #3 Delaware Wealth Builder Fund Class C 1 year	Prospectus #3 Delaware Wealth Builder Fund Class C 5 years	Prospectus #3 Delaware Wealth Builder Fund Class C 10 years or lifetime	Prospectus #3 Delaware Wealth Builder Fund Class R 1 year	Prospectus #3 Delaware Wealth Builder Fund Class R 5 years	Prospectus #3 Delaware Wealth Builder Fund Class R 10 years or lifetime	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class 1 year	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class 5 years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class 10 years or lifetime
Total	14.82%	12.02%	13.23%	15.86%	10.98%	13.39%	13.99%	9.55%	12.34%	10.35%	8.34%	10.92%	21.04%	11.46%	13.22%	22.61%	12.03%	13.79%	23.19%	12.58%	14.36%	23.34%	12.73%	14.94%	May 02, 2016	28.27%	9.07%	12.03%	26.19%	7.92%	10.95%	24.87%	6.94%	10.05%	16.38%	6.00%	8.81%	31.93%	8.39%	10.78%	33.58%	8.93%	11.33%	34.23%	9.48%	11.89%	34.46%	9.67%	12.58%	May 02, 2016	15.89%	12.81%	11.24%	11.09%	6.27%	7.78%	8.78%	4.81%	6.66%	7.24%	4.48%	5.95%	15.95%	6.72%	7.60%	17.60%	7.26%	8.15%	18.13%	7.79%	8.68%